Pacer CSOP FTSE China A50 ETF
Schedule of Investments
January 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 97.1%
Agriculture - 1.1%
Muyuan Foodstuff Co Ltd.	8,800	$103,721
Wens Foodstuffs Group Co Ltd.	6,500	30,652
		134,373
Auto Manufacturers - 1.1%
SAIC Motor Corp Ltd.	41,400	135,073
Banks - 29.9%
Agricultural Bank of China Ltd. - Class H	584,600	296,940
Bank of China Ltd. - Class H	321,600	167,529
Bank of Communications Co Ltd. - Class A	305,500	241,138
China CITIC Bank Corp Ltd. - Class H	41,600	34,937
China Construction Bank Corp. - Class H	137,400	138,193
China Everbright Bank Co Ltd. - Class H	212,600	123,326
China Merchants Bank Co Ltd. - Class A	179,400	952,917
China Minsheng Banking Corp Ltd. - Class A	422,000	370,239
Industrial & Commercial Bank of China Ltd. - Class A	329,200	271,721
Industrial Bank Co Ltd.	211,400	567,089
Ping An Bank Co Ltd.	124,400	278,958
Shanghai Pudong Development Bank Co Ltd.	219,500	359,498
		3,802,485
Beverages - 12.6%
Jiangsu Yanghe Brewery Joint-Stock Co Ltd.	6,700	103,603
Kweichow Moutai Co Ltd.	6,700	1,017,859
Wuliangye Yibin Co Ltd.	26,900	489,712
		1,611,174
Building Materials - 1.4%
Anhui Conch Cement Co Ltd. - Class H	26,400	182,857
Coal - 0.6%
China Shenhua Energy Co Ltd. - Class H	30,200	75,304
Commercial Services - 0.3%
Shanghai International Port Group Co Ltd.	46,000	34,516
Electric - 1.2%
China Yangtze Power Co Ltd.	60,400	149,475
Electrical Components & Equipment - 0.5%
Contemporary Amperex Technology Co Ltd.	3,300	62,176
Electronics - 3.3%
Hangzhou Hikvision Digital Technology Co Ltd.	43,200	224,416
Luxshare Precision Industry Co Ltd.	30,500	198,712
		423,128
Engineering & Construction - 2.3%
China State Construction Engineering Corp Ltd.	256,300	202,303
Shanghai International Airport Co Ltd.	8,800	87,594
		289,897
Financials - 4.2%
CITIC Securities Co Ltd. - Class A	118,600	409,025
Guotai Junan Securities Co Ltd. - Class A	50,500	128,035
		537,060
Food - 3.1%
Foshan Haitian Flavouring & Food Co Ltd.	4,100	63,429
Inner Mongolia Yili Industrial Group Co Ltd.	76,300	337,349
		400,778
Healthcare-Products - 5.5%
Gree Electric Appliances Inc of Zhuhai	64,900	598,803
Shenzhen Mindray Bio-Medical Electronics Co Ltd.	3,900	105,621
		704,424
Hotels, Restaurants & Leisure - 1.1%
China International Travel Service Corp Ltd.	11,900	140,808
Insurance - 16.2%
China Life Insurance Co Ltd. - Class H	22,200	103,344
China Pacific Insurance Group Co Ltd. - Class A	38,400	199,259
New China Life Insurance Co Ltd. - Class H	10,000	69,250
Ping An Insurance Group Co of China Ltd. - Class H	140,500	1,692,690
		2,064,543
Internet - 0.2%
360 Security Technology, Inc.	6,100	21,627
Miscellaneous Manufacturing - 0.9%
CRRC Corp Ltd. - Class A	113,600	110,813
Oil & Gas - 1.2%
China Petroleum & Chemical Corp. - Class H	145,800	103,932
PetroChina Co Ltd. - Class H	61,800	50,296
		154,228
Pharmaceuticals - 3.1%
Jiangsu Hengrui Medicine Co Ltd.	31,000	393,606
Real Estate - 5.7%
China Merchants Shekou Industrial Zone Holdings Co Ltd.	31,400	82,148
China Vanke Co Ltd. - Class H	98,700	412,745
Poly Developments and Holdings Group Co Ltd.	104,600	231,388
		726,281
Telecommunications - 1.1%
China United Network Communications Ltd.	116,200	94,737
Foxconn Industrial Internet Co Ltd.	17,100	49,351
		144,088
Transportation - 0.5%
SF Holding Co Ltd.	10,900	61,688
TOTAL COMMON STOCKS (Cost $12,777,744)		12,360,402

SHORT-TERM INVESTMENTS - 0.4%
Money Market Deposit Accounts - 0.4%
U.S. Bank Money Market Deposit Account 1.50% (a)	52,057	52,057
TOTAL SHORT-TERM INVESTMENTS (Cost $52,057)		52,057

Total Investments (Cost $12,829,801) - 97.5%		12,412,459
Other Assets in Excess of Liabilities - 2.5%		322,752
TOTAL NET ASSETS - 100.0%		$12,735,211

Percentages are stated as a percent of net assets.
(a)	The rate shown is as of January 31, 2020.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2020 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exceptin of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 12,360,402	$ -	$ -	$ -	$ 12,360,402
Short-Term Investments	52,057	-	-	-	52,057
Total Investments in Securities	$ 12,412,459	$ -	$ -	$ -	$ 12,412,459
^ See Schedule of Investments for industry breakouts.
For the period ended January 31, 2020, the Fund did not recognize any transfers to or from Level 3.